Segmented Information (Summary of Results by Geographic Location) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of geographical areas [line items]
Total revenue	$ 57,223	$ 50,690
Total assets	2,061,751	1,955,139
Canada [member]
Disclosure of geographical areas [line items]
Total revenue	31,453	29,159
Total assets	1,146,243	1,043,638
United States [member]
Disclosure of geographical areas [line items]
Total revenue	22,097	18,267
Total assets	749,353	763,332
Other International [Member]
Disclosure of geographical areas [line items]
Total revenue	3,673	3,264
Total assets	$ 166,155	$ 148,169